EQUITY (Details 1) - Options - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	28,942,937	27,188,687
Weighted average remaining contractual life (in years)	4 years 5 months 23 days
Exercisable Number	19,755,263
Weighted average remaining contractual life (in years)	3 years 9 months 26 days
0.096 - 2.991
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	119,655
Weighted average remaining contractual life (in years)	3 years 4 months 6 days
Exercisable Number	84,655
Weighted average remaining contractual life (in years)	3 years 5 months 23 days
0.096 - 2.991 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.096
0.096 - 2.991 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	2.991
3.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 3.7
Outstanding Number	5,882,283
Weighted average remaining contractual life (in years)	2 years 10 months 2 days
Exercisable Number	5,734,118
Weighted average remaining contractual life (in years)	2 years 10 months 6 days
6.98
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 6.98
Outstanding Number	13,146,059
Weighted average remaining contractual life (in years)	4 years 22 days
Exercisable Number	12,227,784
Weighted average remaining contractual life (in years)	4 years 11 days
25 - 46.88
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	5,384,240
Weighted average remaining contractual life (in years)	6 years 4 months 6 days
Exercisable Number	238,356
Weighted average remaining contractual life (in years)	5 years 22 days
25 - 46.88 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 25
25 - 46.88 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 46.88
55.63-59.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	4,410,700
Weighted average remaining contractual life (in years)	5 years 8 months 5 days
Exercisable Number	1,470,350
Weighted average remaining contractual life (in years)	5 years 8 months 5 days
55.63-59.33 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 55.63
55.63-59.33 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 59.33